Related Party Transactions (Advisory Service Fee and Reimbursed Operating Expeses) (Details) - USD ($) $ in Thousands	3 Months Ended			12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Related Party Transaction [Line Items]
Advisory services fee	$ 15,299		$ 16,304	$ 63,632	$ 69,122	$ 53,199
Ashford Inc.
Related Party Transaction [Line Items]
Corporate, general and administrative	698	$ 896	0	896
Ashford Inc. | Affiliated entity
Related Party Transaction [Line Items]
Advisory services fee	15,299		16,304	63,632	69,122	53,199
Ashford Inc. | Affiliated entity | Base advisory fee
Related Party Transaction [Line Items]
Advisory services fee	8,917		8,989	36,269	35,526	34,650
Ashford Inc. | Affiliated entity | Reimbursable expenses
Related Party Transaction [Line Items]
Advisory services fee	1,831		2,390	9,300	8,351	7,472
Ashford Inc. | Affiliated entity | Equity-based compensation
Related Party Transaction [Line Items]
Advisory services fee	4,551		4,289	$ 18,063	$ 25,245	$ 11,077
Ashford Inc. | Affiliated entity | Incentive fee
Related Party Transaction [Line Items]
Advisory services fee	$ 0		$ 636